Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Deposited with financial institutions	$ 249,923	$ 1,080,514
Cash deposit	102,564	64,103		$ 800,000			$ 500,000
Deposit not covered by insurance	$ 34,195	852,466
Interest rate terms	it is estimated that a general increase/ decrease of 100 basis points in interest rates, with all other variables held constant, would have increased/ decreased the Company’s loss for the year
Increase decrease in profit after tax	$ 33,491	52,950
Exchanges rates	7.8000			7.8000
Impairment of long-lived assets	$ 0	0	$ 0
Premium paid	165,493	165,493
Initial premimum payment	167,224	160,891
Interest income	44,226	36,627
Insurance expenses	27,055	24,309
Cash surrender charge	15,440	16,920
Revenue not yet recognized	20,257,231	43,951,727
Uncertain tax positions	0	$ 0
Mr Chi Ming Lam [Member]
Cash insured amount	$ 1,000,000
HONG KONG
Cash deposit					$ 800,000	$ 500,000